Investment Objectives and Goals - Arena Strategic Income Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Arena Strategic Income Fund (the “Fund”) is to generate high income returns
Objective, Secondary [Text Block]	with a secondary objective of capital preservation.